16. Borrowings and financing (Details 6) R$ in Thousands	Dec. 31, 2019 BRL (R$) [1]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	R$ 5,281,000
Brazilian Federal Savings Bank
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,729,000
BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,203,000
Japan International Cooperation Agency - JICA
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	94,000
Inter-American Development Bank - BID
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,209,000
International Bank for Reconstruction and Development - IBRD
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,005,000
Other
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	R$ 41,000

[1]	Brazilian Central Bank's exchange sell rate as of December 30, 2019 (US$ 1.00 = R$ 4.0307; Yen 1.00 = R$ 0.03715).